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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:    Boone Capital Management, LP

Address: 400 Madison Avenue, Suite 12D
         New York,  NY 10017

Form 13F File Number: 28-12770

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name: Mark Zoldan

Title: Chief Financial Officer

Phone: 212-224-7865

Signature, Place, and Date of Signing:


/s/ Mark Zoldan              New York, NY   May 14, 2008
-------------------------    ------------   ------------
           (Name)           (City, State)      (Date)

Report Type (Check only one.):
------------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 12 Items

Form 13F Information Table Value Total: $78,465 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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
                                                      Market Value   Shares/  Sh/  Invstmt   Other  Voting Authority
      Name of Issuer         Title of Class   CUSIP    (x $1000)    Prn Amt.  Prn Discretn Managers       Sole
---------------------------- -------------- --------- ------------ ---------- --- -------- -------- ----------------
CKE RESTAURANTS INC                COM      12561E105     7,708       687,000  SH   SOLE     NONE         687,000
COMPASS DIVERSIFIED HOLDINGS   SH BEN INT   20451Q104    10,663       810,900  SH   SOLE     NONE         810,900
DENNYS CORP                        COM      24869P104     3,436     1,152,900  SH   SOLE     NONE       1,152,900
GENCO SHIPPING & TRADING LTD       SHS      Y2685T107     4,698        83,245  SH   SOLE     NONE          83,245
GRAPHIC PACKAGING HLDG CO          COM      388689101    10,518     3,601,900  SH   SOLE     NONE       3,601,900
GREAT WOLF RESORTS INC             COM      391523107     7,147     1,120,205  SH   SOLE     NONE       1,120,205
KEY ENERGY SVCS  INC               COM      492914106     5,938       442,500  SH   SOLE     NONE         442,500
PINNACLE AIRL CORP                 COM      723443107     7,255       831,002  SH   SOLE     NONE         831,002
RIMAGE CORP                        COM      766721104    10,672       487,300  SH   SOLE     NONE         487,300
SUPERTEL HOSPITALITY INC MD        COM      868526104     2,915       552,005  SH   SOLE     NONE         552,005
THERMADYNE HLDGS CORP NEW     COM PAR $0.01 883435307     7,509       729,010  SH   SOLE     NONE         729,010
UAL CORP                         COM NEW    902549807         6           266  SH   SOLE     NONE             266

                                                         78,465    10,498,233                          10,498,233